Acquisitions and Divestitures - Asset Acquisitions, Narrative (Details) - Formulatrix, Inc. - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Asset Acquisition [Line Items]
Payments for digital PCR asset	$ 125.0
Present value of future expected payments			$ 134.3
Forecast
Asset Acquisition [Line Items]
Future milestone payments		$ 135.9